Capital Stock and Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Capital Stock and Earnings (Loss) Per Share

16. Capital Stock and Earnings (Loss) Per Share

CAPITAL STOCK

OMH has two classes of authorized capital stock: preferred stock and common stock. OMH may issue preferred stock in series. The OMH board of directors determines the dividend, liquidation, redemption, conversion, voting and other rights prior to issuance.

Par value and shares authorized at December 31, 2016 were as follows:

	Preferred Stock *	Common Stock

Par value	$0.01	$0.01
Shares authorized	300,000,000	2,000,000,000

*	No shares of preferred stock were issued and outstanding at December 31, 2016 or 2015.

Changes in shares of common stock issued and outstanding were as follows:

At or for the Years Ended December 31,	2016	2015	2014

Balance at beginning of period	134,494,172	114,832,895	114,832,895
Common shares issued	373,696	19,661,277	-
Balance at end of period	134,867,868	134,494,172	114,832,895

Equity Offering

On May 4, 2015, we completed an offering of 27,864,525 shares of common stock, consisting of 19,417,476 shares of common stock offered by us and 8,447,049 shares of common stock offered by the Initial Stockholder. Citigroup Global Markets Inc., Goldman, Sachs & Co., Barclays Capital Inc., and Credit Suisse Securities (USA) LLC acted as joint book-running managers.

The net proceeds from this sale to the Company were approximately $976 million, after deducting the underwriting discounts and commissions and additional offering-related expenses totaling $24 million. The net proceeds of the offering were contributed to Independence to finance a portion of the OneMain Acquisition.

EARNINGS (LOSS) PER SHARE

The computation of earnings (loss) per share was as follows:

(dollars in millions, except per share data)
Years Ended December 31,	2016	2015	2014

Numerator (basic and diluted):
Net income (loss) attributable to OneMain Holdings, Inc.	$215	$(220)	$463
Denominator:
Weighted average number of shares outstanding (basic)	134,718,588	127,910,680	114,791,225
Effect of dilutive securities *	417,272	-	473,898
Weighted average number of shares outstanding (diluted)	135,135,860	127,910,680	115,265,123
Earnings (loss) per share:
Basic	$1.60	$(1.72)	$4.03
Diluted	$1.59	$(1.72)	$4.02

*	We have excluded the following shares in the diluted earnings (loss) per share calculation for 2016, 2015, and 2014 because these shares would be anti-dilutive, which could impact the earnings (loss) per share calculation in the future:

•2016: 508,340 performance-based shares and 778,121 service-based shares;

•2015: 591,606 performance-based shares and 489,653 service-based shares; and

•2014: 583,459 performance-based shares.

Basic earnings (loss) per share is computed by dividing net income or loss by the weighted-average number of shares outstanding during each period. Diluted earnings (loss) per share is computed based on the weighted-average number of common shares plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares represent outstanding unvested RSUs and restricted stock awards (“RSAs”).